VARIABLE INTEREST ENTITIES	12 Months Ended
Sep. 30, 2014
Variable Interest Entities [Abstract]
Variable Interest Entity Disclosure [Text Block]
NOTE 3. VARIABLE INTEREST ENTITIES

Kingtone Wireless’ controlling shareholders since the inception of Kingtone Wireless on October 27, 2009, also owned more than 50% of Kingtone Information since the inception of Kingtone Information on December 28, 2001. Mr. Tao Li, the controlling shareholder of Kingtone Information, obtained beneficial ownership and the right to acquire a majority of the outstanding shares of Kingtone Wireless pursuant to a certain Term Sheet, dated October 27, 2009 between certain shareholders of Kingtone Information (including Mr. Li) and Ms. Sha Li, the sole shareholder of Kingtone Wireless at such time (the “Term Sheet”). Such parties subsequently entered into Call Option Agreements dated December 15, 2009 upon the terms and conditions set forth in the Term Sheet. On December 15, 2009, Kingtone Wireless through one of its subsidiaries, Softech, entered into a series of agreements (the “Restructuring Agreements”) with Kingtone Information for it to qualify as a VIE and to meet foreign ownership limitations established by the People Republic of China (the “Reorganization”). The Restructuring Agreements are as follows:

Entrusted Management Agreement

Pursuant to the terms of a certain Entrusted Management Agreement dated December 15, 2009 among Kingtone Information, Softech and the shareholders of Kingtone Information (the “Entrusted Management Agreement”), Kingtone Information and its shareholders agreed to entrust the operations and management of its business to Softech. According to the Entrusted Management Agreement, Softech possesses the full and exclusive right to manage Kingtone Information’s operations, assets and personnel, has the right to control all of Kingtone Information's cash flows through an entrusted bank account, is entitled to Kingtone Information's net profits as a management fee, is obligated to pay all of Kingtone Information’s payables and loan payments, and bears all losses of Kingtone Information. The Entrusted Management Agreement will remain in effect until (i) the parties mutually agree to terminate the agreement; (ii) the dissolution of Kingtone Information or (iii) Softech acquires all of the assets or equity of Kingtone Information (as more fully described below under “Exclusive Option Agreement”).

Exclusive Technology Service Agreement

Pursuant to the terms of a certain Exclusive Technology Service Agreement dated December 15, 2009 between Kingtone Information and Softech (“the Exclusive Technology Services Agreement”), Softech is the exclusive technology services provider to Kingtone Information. Kingtone Information agreed to pay Softech all fees payable for technologies services prior to making any payments under the Entrusted Management Agreement. Any payment from Kingtone Information to Softech must comply with applicable Chinese laws. Further, the parties agreed that Softech shall retain sole ownership of all intellectual property developed in connection with providing technology services to Kingtone Information. The Exclusive Technology Services Agreement shall remain in effect until (i) the parties mutually agree to terminate the agreement; (ii) the dissolution of Kingtone Information or (iii) Softech acquires Kingtone Information (as more fully described below under “Exclusive Option Agreement”).

Shareholders’ Voting Proxy Agreement

Pursuant to the terms of a certain Shareholders’ Voting Proxy Agreement dated December 15, 2009 among Softech and the shareholders of Kingtone Information (the “Shareholders’ Voting Proxy Agreement”), each of the shareholders of Kingtone Information irrevocably appointed Softech as their proxy to exercise on each of such shareholder’s behalf all of their voting rights as shareholders pursuant to PRC law and the Articles of Association of Kingtone Information, including the appointment and election of directors of Kingtone Information. Softech agreed that it shall maintain a board of directors the composition of which will be the members of the board of directors of Kingtone Wireless, except those directors that are employed solely for the purpose of satisfying listing or financing requirements of Kingtone Wireless. The Shareholders’ Voting Proxy Agreement will remain in effect until Softech acquires all of the assets or equity of Kingtone Information.

Exclusive Option Agreement

Pursuant to the terms of a certain Exclusive Option Agreement dated December 15, 2009 among Softech, Kingtone Information and the shareholders of Kingtone Information (the “Exclusive Option Agreement”), the shareholders of Kingtone Information granted Softech an irrevocable and exclusive purchase option (the “Option”) to acquire Kingtone Information’s equity interests and/or remaining assets, but only to the extent that the acquisition does not violate limitations imposed by PRC law on such transactions. As discussed above, current PRC law does not allow foreigners to hold equity interests in a PRC entity that engages in business dealings with classified government information. Accordingly, the Option is exercisable at any time at Softech’s discretion so long as such exercise and subsequent acquisition of Kingtone Information does not violate PRC law. The consideration for the exercise of the Option is to be determined by the parties and memorialized in the future by definitive agreements setting forth the kind and value of such consideration. To the extent Kingtone Information shareholders receive any of such consideration, the Option requires them to transfer (and not retain) the same to Kingtone Information or Softech. The Exclusive Option Agreement may be terminated by mutual agreement or by 30 days written notice by Softech.

Equity Pledge Agreement

Pursuant to the terms of a certain Equity Pledge Agreement dated December 15, 2009 among Softech and the shareholders of Kingtone Information (the “Pledge Agreement”), the shareholders of Kingtone Information pledged all of their equity interests in Kingtone Information, including the proceeds thereof, to guarantee all of Softech's rights and benefits under the Entrusted Management Agreement, the Exclusive Technology Service Agreement, the Shareholders’ Voting Proxy Agreement and the Exclusive Option Agreement. Prior to termination of the Pledge Agreement, the pledged equity interests cannot be transferred without Softech's prior written consent. The Pledge Agreement may be terminated only upon the written agreement of the parties.

As a result of these contractual arrangements, Kingtone Wireless is able to exercise control over Kingtone information and was entitled to substantially all of the economic benefits of Kingtone Information through its subsidiary, Softech. Therefore, Kingtone Wireless consolidates Kingtone Information in accordance with ASC 810-10 (“Consolidation of Variable Interest Entities”) since the date of the Reorganization. The controlling shareholder also controlled Kingtone Wireless and Kingtone Information before and after the Reorganization, therefore the Reorganization is accounted for as a transaction between entities under common control in a manner similar to pooling of interests.

The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended September 30:

	As of September 30,
	2014	2013
	US$(’000)	US$(’000)
ASSETS
Current assets
Cash and cash equivalents	$2,556	$4,012
Accounts and notes receivable, net of allowance	4,810	4,496
Unbilled revenue	4,975	6,029
Amounts due from related companies	2,216	141
Inventories	2,142	688
Other receivables and prepayments	1,084	2,105
Total Current Assets	17,783	17,472
Non-current assets
Property and equipment, net	12,890	13,356
Intangible assets	611	632
Net investment in sales-type leases, less current portion	-	-
Total Assets	$31,284	$31,460

LIABILITIES
Current liabilities
Accounts payable	$1,867	$1,606
Advances from customers	8,365	9,062
Other payables and accruals	14,347	14,312
Taxes payable	1,273	1,545
Amounts due to related party	2	2
Dividend payable	840	842
Total Current Liabilities	26,694	27,369
Total Liabilities	$26,694	$27,369

	For the years ended September 30,
	2014	2013	2012
	US$(’000)	US$(’000)	US$(’000)
Revenue	$6,186	$11,562	$1,451
Net Income/(loss)	$505	$(7,572)	$(8,394)